CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible preferred shares, par value	$ 0.0001	$ 0.0001
Convertible preferred shares, shares authorized	1,058,949,780	757,857,435
Convertible preferred shares, shares issued	957,159,704	502,582,535	137,248,112
Convertible preferred shares, shares outstanding	957,159,704	502,582,535
Convertible preferred shares, liquidation amount	$ 3,497,913	$ 1,084,191
Common Stock, Par Value Per Share	$ 0.0001	$ 0.0001
Common shares, shares authorized	1,189,800,259	886,084,934
Common shares, shares issued	28,791,702	21,288,753
Common shares, shares outstanding	28,791,702	21,288,753